Equity and Noncontrolling Interests Equity Attributable to Johnson Controls, Inc. and Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equity [Line Items]
Payments for Repurchase of Common Stock	$ 501	$ 1,362	$ 1,249
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	10,335	11,270	12,273
Beginning balance	163
Beginning balance	10,498
Net income attributable to Johnson Controls, Inc.	(868)	1,563	1,215
Foreign currency translation adjustments	(94)	(825)	(642)
Realized and unrealized losses on marketable securities	(1)	0	(7)
Pension and postretirement plans	(1)	(10)	(5)
Other comprehensive loss	(87)	(845)	(657)
Comprehensive income (loss) attributable to Johnson Controls	(964)	743	560
Comprehensive income attributable to noncontrolling interest	225	91	126
Total Comprehensive income (loss)	(739)	834	686
Stockholders Equity, Change due to Merger	15,808
Cash dividends - common stock	(752)	(681)	(586)
Repurchases of common stock	(501)	(1,362)	(1,249)
Other, including options exercised	(192)	(365)	(272)
Ending balance	24,118	10,335	11,270
Ending balance	972	163
Ending balance	25,090	10,498
Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	10,335	11,270	12,273
Net income attributable to Johnson Controls, Inc.	(868)	1,563	1,215
Foreign currency translation adjustments	(105)	(799)	(640)
Realized and unrealized gains (losses) on derivatives	11	(11)	(3)
Realized and unrealized gains (losses) on marketable common stock	(1)		(7)
Pension and postretirement plans	(1)	(10)	(5)
Other comprehensive loss	(96)	(820)	(655)
Comprehensive income (loss) attributable to Johnson Controls	(964)	743	560
Stockholders Equity, Change due to Merger	15,808
Cash dividends - common stock	(752)	(681)	(586)
Dividends attributable to noncontrolling interests	0	0	0
Repurchases of common stock	(501)	(1,362)	(1,249)
Change in noncontrolling interest share	0	0	0
Other, including options exercised	(192)	(365)	(272)
Ending balance	24,118	10,335	11,270
Nonredeemable Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	163	251	260
Income from continuing operations attributable to noncontrolling interests	168	65	90
Foreign currency translation adjustments	9	(3)	(2)
Realized and unrealized gains (losses) on derivatives	(1)	0	0
Realized and unrealized gains (losses) on marketable common stock	0		0
Pension and postretirement plans	0	0	0
Other comprehensive loss	8	(3)	(2)
Comprehensive income attributable to noncontrolling interest	176	62	88
Stockholders Equity, Change due to Merger	0
Cash dividends - common stock	0	0	0
Dividends attributable to noncontrolling interests	(93)	(57)	(59)
Repurchases of common stock	0	0	0
Change in noncontrolling interest share	726	(93)	(32)
Other, including options exercised	0	0	6
Ending balance	972	163	251
Stockholders' Equity, Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	10,498	11,521	12,533
Net Income	(700)	1,628	1,305
Foreign currency translation adjustments	(96)	(802)	(642)
Realized and unrealized gains (losses) on derivatives	10	(11)	(3)
Realized and unrealized losses on marketable securities	(1)		(7)
Pension and postretirement plans	(1)	(10)	(5)
Other comprehensive loss	(88)	(823)	(657)
Total Comprehensive income (loss)	(788)	805	648
Stockholders Equity, Change due to Merger	15,808
Cash dividends - common stock	(752)	(681)	(586)
Dividends attributable to noncontrolling interests	(93)	(57)	(59)
Repurchases of common stock	(501)	(1,362)	(1,249)
Change in noncontrolling interest share	726	(93)	(32)
Other, including options exercised	(192)	(365)	(266)
Ending balance	$ 25,090	$ 10,498	$ 11,521